Debt Securities in Issue (Tables)	6 Months Ended
Sep. 30, 2018
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Summary of Debt Securities in Issue

Debt securities in issue at September 30, 2018 and March 31, 2018 consisted of the following:

	At September 30, 2018	At March 31, 2018
	(In millions)
Commercial paper	¥2,736,066	¥2,467,645
Bonds	7,240,798	6,490,965
Subordinated bonds	1,630,483	1,610,507

Total debt securities in issue	¥11,607,347	¥10,569,117